Commitments and Contingencies - Schedule of contractual obligation (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Long-term Purchase Commitment [Line Items]
2025	$ 162,250	$ 182,917
2026	46,000	162,250
2027	46,000	46,000
2028	46,000	46,000
2027		46,000
Total	449,067	483,167
Research and Development Arrangement [Member]
Long-term Purchase Commitment [Line Items]
2025	46,000	46,000
2026	46,000	46,000
2027	46,000	46,000
2028	46,000	46,000
2027		46,000
Total	230,000	230,000
Lease Agreements [Member]
Long-term Purchase Commitment [Line Items]
2025	116,250	136,917
2026		116,250
Total	$ 219,067	$ 253,167